Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Sales	$ 3,552,745	$ 3,662,280	$ 3,894,558
Cost of sales and occupancy	2,479,725	2,551,077	2,682,356
Gross profit	1,073,020	1,111,203	1,212,202
Selling and administrative expenses	936,745	997,286	1,039,658
Depreciation and amortization	97,679	106,340	117,887
Asset impairments	22,067	135,435	349
Operating income (loss)	16,529	(127,858)	54,308
Interest expense, net and amortization of deferred financing fees	13,447	9,837	7,509
Income (loss) before income taxes	3,082	(137,695)	46,799
Income tax provision (benefit)	(687)	(12,215)	24,776
Net income (loss)	$ 3,769	$ (125,480)	$ 22,023
Income (loss) per common share:
Basic	$ 0.05	$ (1.73)	$ 0.30
Diluted	$ 0.05	$ (1.73)	$ 0.30
Weighted average common shares outstanding:
Basic	72,919	72,588	72,188
Diluted	73,124	72,588	72,328
Dividends declared per common share	$ 0.60	$ 0.60	$ 0.60